BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.8%

	ASSET MANAGEMENT — 0.6%
120,000	Charles Schwab Corporation (The) - Series J	1.113	06/01/26	$ 2,233,200

	BANKING — 1.2%
117,000	Huntington Bancshares, Inc. - Series H	1.125	04/15/26	1,970,280
122,135	US Bancorp, B - Series M	1.000	04/15/26	1,955,381
				3,925,661
	TOTAL PREFERRED STOCKS (Cost $9,080,956)			6,158,861

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.0%
	AUTO LOAN — 16.5%
2,500,000	AmeriCredit Automobile Receivables Trust 2020-2 Series 2 C	1.4800	02/18/26	2,436,083
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2 Series 2020-2 D	2.1300	03/18/26	1,941,614
2,000,000	CarMax Auto Owner Trust 2020-2 Series 2020-2 D	5.7500	05/17/27	1,984,259
680,532	Exeter Automobile Receivables Trust 2021-1 Series 2021-1A C	0.7400	01/15/26	675,798
1,932,000	Exeter Automobile Receivables Trust 2021-3 Series 3A C	0.9600	10/15/26	1,877,832
2,645,000	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D	1.5500	06/15/27	2,440,786
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)	5.0200	10/15/29	3,573,964
2,000,000	First Investors Auto Owner Trust Series 2021-1A E(a)	3.3500	04/15/27	1,872,215
2,730,000	First Investors Auto Owner Trust 2019-2 Series 2019-2A E(a)	3.8800	01/15/26	2,714,449
1,000,000	First Investors Auto Owner Trust 2020-1 Series 2020-1A E(a)	4.6300	06/16/26	990,762
1,005,000	First Investors Auto Owner Trust 2021-1 Series 1A C(a)	1.1700	03/15/27	964,777
1,250,000	First Investors Auto Owner Trust 2021-1 Series 1A D(a)	1.6200	03/15/27	1,172,573
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)	1.6600	12/15/27	2,013,510
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)	3.7900	06/15/28	4,409,080
2,000,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)	5.4100	06/15/29	1,820,529
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)	8.7100	10/16/28	2,057,323
1,015,698	Flagship Credit Auto Trust 2019-3 Series 3 D(a)	2.8600	12/15/25	998,437
425,890	Flagship Credit Auto Trust 2019-4 Series 2019-4 C(a)	2.7700	12/15/25	424,680
1,162,389	Santander Drive Auto Receivables Trust 2020-3 Series 2020-3 D	1.6400	11/16/26	1,137,146
216,673	Santander Drive Auto Receivables Trust 2021-1 Series 2021-1 C	0.7500	02/17/26	216,192
3,990,000	Santander Drive Auto Receivables Trust 2021-3 Series 2021-3 D	1.3300	09/15/27	3,746,117

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.0% (Continued)
	AUTO LOAN — 16.5% (Continued)
779,525	Westlake Automobile Receivables Trust 2020-2 Series 2020-2A D(a)		2.7600	01/15/26	$ 772,138
3,000,000	Westlake Automobile Receivables Trust 2020-3 Series 2020-3A F(a)		5.1100	05/17/27	2,949,192
3,675,000	Westlake Automobile Receivables Trust 2021-1 Series 2021-1A E(a)		2.3300	08/17/26	3,479,610
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(a)		2.3800	03/15/27	1,875,978
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(a)		3.6600	12/15/27	2,783,033
1,305,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A C(a)		1.5800	01/15/27	1,247,754
1,830,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	1,697,782
3,250,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	3,228,717
					57,502,330
	CLO — 29.2%
3,000,000	AGL CLO 25 Ltd. Series 25A D(a),(b)	TSFR3M + 5.300%	10.5520	07/21/36	3,053,424
997,023	Allegro CLO II-S Ltd. Series 2014-1RA A1(a),(b)	TSFR3M + 1.342%	6.6750	10/21/28	995,666
700,000	Allegro CLO II-S Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 2.412%	7.7450	10/21/28	700,095
5,050,000	ALM 2020 Ltd. Series 2020-1A A2(a),(b)	TSFR3M + 2.112%	7.4200	10/15/29	5,048,556
2,650,000	Apidos CLO XXVII Series 27A CR(a),(b)	TSFR3M + 3.412%	8.7200	07/17/30	2,616,297
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	11.3380	04/20/34	3,341,565
1,128,459	Ares XL CLO Ltd. Series 2016-40A A1RR(a),(b)	TSFR3M + 1.132%	6.4400	01/15/29	1,123,926
3,675,000	Ares XL CLO Ltd. Series 2016-40A BRR(a),(b)	TSFR3M + 2.062%	7.3700	01/15/29	3,629,158
7,000,000	Ares XLIX CLO Ltd. Series 49A B(a),(b)	TSFR3M + 1.912%	7.2570	07/22/30	6,958,427
750,000	Carlyle US CLO 2016-4 Ltd. Series 2016-4A CR(a),(b)	TSFR3M + 3.062%	8.3880	10/20/27	743,126
2,250,000	CARLYLE US CLO 2019-2 Ltd. Series 2019-2A A2R(a),(b)	TSFR3M + 1.912%	7.2200	07/15/32	2,239,461
1,131,305	CIFC Funding 2014-II-R Ltd. Series 2014-2RA A1(a),(b)	TSFR3M + 1.312%	6.6570	04/24/30	1,129,072
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	7.1570	10/24/30	2,185,715
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	8.7570	10/24/30	2,959,452
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	7.3260	11/15/28	985,569
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	8.2260	11/15/28	3,299,191
180,381	Dryden Senior Loan Fund Series 2017-47A A1R(a),(b)	TSFR3M + 1.242%	6.5500	04/15/28	179,927
902,550	Elevation CLO 2014-2 Ltd. Series 2014-2A A1R(a),(b)	TSFR3M + 1.492%	6.8000	10/15/29	901,468
1,700,000	Elmwood CLO 20 Ltd. Series 2022-7A B1(a),(b)	TSFR3M + 2.750%	8.0580	10/17/34	1,707,453
2,750,000	Goldentree Loan Management US CLO 1 Ltd. Series 2017-1A DR2(a),(b)	TSFR3M + 3.412%	8.7380	04/20/34	2,671,699
4,500,000	Goldentree Loan Management US Clo 17 Ltd. Series 17A B(a),(b)	TSFR3M + 2.450%	7.6970	07/20/36	4,498,762
2,500,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A DR2(a),(b)	TSFR3M + 3.262%	8.6310	10/29/29	2,501,305
3,926,206	Halseypoint CLO II Ltd. Series 2A A1(a),(b)	TSFR3M + 1.362%	6.6880	07/20/31	3,911,353
5,000,000	ICG US CLO 2014-3 Ltd. Series 3A A2RR(a),(b)	TSFR3M + 1.762%	7.1130	04/25/31	4,954,650

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 46.0% (Continued)
	CLO — 29.2% (Continued)
4,000,000	LCM XX, L.P. Series 20A ER(a),(b)	TSFR3M + 5.712%	11.0380	10/20/27	$ 3,894,804
500,000	LCM XXI, L.P. Series 21A DR(a),(b)	TSFR3M + 3.062%	8.3880	04/20/28	500,016
693,788	LCM XXII Ltd. Series 22A A1R(a),(b)	TSFR3M + 1.422%	6.7480	10/20/28	692,313
2,000,000	Madison Park Funding XXIV Ltd. Series 2016-24A BR(a),(b)	TSFR3M + 2.012%	7.3380	10/20/29	1,990,610
286,979	Magnetite VII Ltd. Series 2012-7A A1R2(a),(b)	TSFR3M + 1.062%	6.3700	01/15/28	285,996
950,000	Magnetite XVIII Ltd. Series 2016-18A BR(a),(b)	TSFR3M + 1.762%	7.1260	11/15/28	943,483
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(a),(b)	TSFR3M + 2.112%	7.4200	10/15/29	1,974,596
6,000,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A CR2(a),(b)	TSFR3M + 2.262%	7.6070	04/22/29	5,941,488
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(a),(b)	TSFR3M + 2.962%	8.2820	01/19/32	1,934,900
3,165,000	OCP CLO 2014-7 Ltd. Series 2014-7A CRR(a),(b)	TSFR3M + 3.362%	8.6880	07/20/29	3,074,873
1,750,000	OCP CLO 2014-7 Ltd. Series 7A DRR(a),(b)	TSFR3M + 6.092%	11.4180	07/20/29	1,592,049
193,999	Race Point VIII CLO Ltd. Series 2013-8A AR2(a),(b)	TSFR3M + 1.302%	6.6810	02/20/30	193,220
2,750,000	Regatta IX Funding Ltd. Series 1A D(a),(b)	TSFR3M + 4.162%	9.4700	04/17/30	2,750,077
2,000,000	Regatta IX Funding Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.262%	11.5700	04/17/30	1,802,078
2,250,000	Regatta XIII Funding Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.362%	8.6700	07/15/31	2,181,510
125,000	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	6.3710	01/18/34	124,914
850,000	Silver Creek CLO Ltd. Series 2014-1A CR(a),(b)	TSFR3M + 2.562%	7.8880	07/20/30	851,171
3,000,000	Venture 41 Clo Ltd. Series 41A C(a),(b)	TSFR3M + 2.862%	8.1880	01/20/34	2,954,322
2,000,000	Venture XVII CLO Ltd. Series 2014-17A DRR(a),(b)	TSFR3M + 3.082%	8.3900	04/15/27	1,982,412
1,390,000	Wellfleet CLO 2016-1 Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 3.162%	8.4880	04/20/28	1,393,469
500,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	8.7380	07/20/34	449,278
1,500,000	Wind River CLO Ltd. Series 2021-1A C(a),(b)	TSFR3M + 2.212%	7.5380	04/20/34	1,438,663
					101,281,559
	OTHER ABS — 0.2%
573,734	MVW Owner Trust 2017-1 Series 2017-1A A(a)		2.4200	12/20/34	560,274

	RESIDENTIAL MORTGAGE — 0.1%
120,833	Towd Point Mortgage Trust 2017-5 Series 2017-5 A1(a),(b)	TSFR1M + 0.714%	5.2800	02/25/57	121,377
229,378	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(c)		2.7500	10/25/57	218,648
					340,025

	TOTAL ASSET BACKED SECURITIES (Cost $160,610,254)				159,684,188

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.1%
	ASSET MANAGEMENT — 0.7%
1,815,000	Oaktree Specialty Lending Corporation		3.5000	02/25/25	$ 1,730,365
850,000	Oaktree Specialty Lending Corporation		2.7000	01/15/27	732,902
					2,463,267
	AUTOMOTIVE — 0.3%
975,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	920,679
250,000	Dana, Inc.		5.3750	11/15/27	232,075
					1,152,754
	BANKING — 1.7%
3,995,000	Bank of America Corporation Series FF(c)	TSFR3M + 3.193%	5.8750	Perpetual	3,628,911
2,400,000	JPMorgan Chase & Company(c)	TSFR3M + 3.562%	6.0000	Perpetual	2,414,220
					6,043,131
	CABLE & SATELLITE — 1.1%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	2,798,468
1,000,000	CCO Holdings, LLC/CCO Holdings Capital Corporation(a)		5.0000	02/01/28	909,233
					3,707,701
	CHEMICALS — 1.8%
3,000,000	Avient Corporation(a)		5.7500	05/15/25	2,948,551
492,000	HB Fuller Company		4.0000	02/15/27	453,692
770,000	HB Fuller Company		4.2500	10/15/28	680,256
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,207,904
					6,290,403
	COMMERCIAL SUPPORT SERVICES — 1.3%
2,000,000	AMN Healthcare, Inc.(a)		4.6250	10/01/27	1,809,640
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,712,581
					4,522,221
	CONSTRUCTION MATERIALS — 1.0%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,370,000

	CONSUMER SERVICES — 1.0%
3,885,000	Service Corp International		5.1250	06/01/29	3,601,395

	CONTAINERS & PACKAGING — 1.5%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,167,763
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	2,875,205

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.1% (Continued)
	CONTAINERS & PACKAGING — 1.5% (Continued)
					$ 5,042,968
	ELECTRIC UTILITIES — 0.8%
2,940,000	National Rural Utilities Cooperative Finance(c)	H15T5Y + 3.533%	7.1250	09/15/53	2,987,369

	ENGINEERING & CONSTRUCTION — 1.8%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	1,875,736
4,975,000	MasTec, Inc.(a)		4.5000	08/15/28	4,478,974
					6,354,710
	FOOD — 1.5%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	3,823,759
1,264,000	Post Holdings, Inc.(a)		5.7500	03/01/27	1,215,066
					5,038,825
	FORESTRY, PAPER & WOOD PRODUCTS — 0.8%
3,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	2,929,014

	GAS & WATER UTILITIES — 0.8%
2,700,000	AmeriGas Partners, L.P. / AmeriGas Finance(a)		9.3750	06/01/28	2,740,109

	HEALTH CARE FACILITIES & SERVICES — 0.6%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,242,928

	HOME CONSTRUCTION — 1.3%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,597,649
756,000	Meritage Homes Corporation		6.0000	06/01/25	744,090
2,120,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	2,032,158
					4,373,897
	HOUSEHOLD PRODUCTS — 1.1%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,651,372
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	318,671
					3,970,043
	INSTITUTIONAL FINANCIAL SERVICES — 1.0%
3,485,000	Goldman Sachs Group, Inc. (The) Series P(c)	TSFR3M + 3.136%	8.5010	Perpetual	3,479,243

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.1% (Continued)
	LEISURE FACILITIES & SERVICES — 0.9%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	$ 3,118,046

	MACHINERY — 1.0%
4,000,000	ATS Automation Tooling Systems, Inc.(a)		4.1250	12/15/28	3,545,488

	METALS & MINING — 1.8%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,427,421
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,732,938
					6,160,359
	OIL & GAS PRODUCERS — 6.2%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,518,120
3,250,000	Hess Midstream Operations, L.P.(a)		5.6250	02/15/26	3,143,611
638,000	Murphy Oil Corporation		5.7500	08/15/25	637,600
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,130,903
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	677,100
2,000,000	Oasis Petroleum, Inc.(a)		6.3750	06/01/26	1,963,020
4,200,000	Plains All American Pipeline, L.P. Series B(c)	TSFR3M + 4.372%	9.7360	Perpetual	3,980,513
2,825,000	Sunoco, L.P./Sunoco Finance Corporation		6.0000	04/15/27	2,740,771
2,909,000	Targa Resources Partners, L.P./Targa Resources		5.0000	01/15/28	2,769,630
					21,561,268
	PUBLISHING & BROADCASTING — 0.4%
1,500,000	Nexstar Broadcasting, Inc.(a)		5.6250	07/15/27	1,336,739

	REAL ESTATE INVESTMENT TRUSTS — 2.2%
3,000,000	HAT Holdings I, LLC/HAT Holdings II, LLC(a)		6.0000	04/15/25	2,922,415
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,851,555
3,000,000	Public Storage		5.1000	08/01/33	2,870,559
					7,644,529
	RETAIL - CONSUMER STAPLES — 1.1%
3,910,000	SEG Holding, LLC/S.E.G Finance Corporation(a)		5.6250	10/15/28	3,922,133

	RETAIL - DISCRETIONARY — 1.0%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,257,007
2,250,000	Penske Automotive Group, Inc.		3.5000	09/01/25	2,131,334

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 39.1% (Continued)
	RETAIL - DISCRETIONARY — 1.0% (Continued)
					$ 3,388,341
	SEMICONDUCTORS — 1.8%
2,180,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	2,152,575
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	1,839,405
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	1,817,090
					5,809,070
	SOFTWARE — 0.1%
500,000	NortonLifeLock, Inc.(a)		6.7500	09/30/27	490,649

	SPECIALTY FINANCE — 0.8%
3,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	2,661,652

	TECHNOLOGY SERVICES — 0.6%
2,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	2,242,300

	TRANSPORTATION EQUIPMENT — 1.1%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,847,964
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	1,887,946
					3,735,910
	TOTAL CORPORATE BONDS (Cost $146,167,075)				135,926,462

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 9.6%
	AUTOMOTIVE — 0.0%(d)
3,125	Adient US, LLC(b)	SOFR1M + 3.250%	8.3500	04/08/28	3,130

	BIOTECH & PHARMA — 1.9%
3,000,000	Horizon Pharma USA, Inc.(b)	SOFR1M + 2.000%	7.4300	05/22/26	3,002,340
982,368	Horizon Therapeutics USA, Inc.(b)	SOFR1M + 1.750%	7.1800	03/15/28	982,741
2,636,992	Organon & Company(b)	SOFR1M + 3.000%	8.4300	06/02/28	2,635,344
12,088	Prestige Brands, Inc.(b)	SOFR1M + 2.000%	7.4306	07/01/28	12,134
					6,632,559

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 9.6% (Continued)
	CHEMICALS — 0.9%
2,985,000	HB Fuller Company(b)	SOFR1M + 2.250%	7.5800	02/15/30	$ 2,998,059

	CONSTRUCTION MATERIALS — 0.8%
2,924,051	Quikrete Holdings, Inc.(b)	SOFR1M + 2.625%	8.0700	01/31/27	2,923,130

	LEISURE FACILITIES & SERVICES — 0.9%
2,947,368	Hilton Grand Vacations Borrower, LLC(b)	SOFR1M + 3.000%	8.4500	08/02/28	2,951,671

	LEISURE PRODUCTS — 1.1%
2,932,500	Hayward Industries, Inc.(b)	SOFR1M + 2.750%	8.2000	05/28/28	2,916,005
990,000	Hayward Industries, Inc.(b)	SOFR1M + 3.250%	8.6800	05/28/28	985,050
					3,901,055
	MEDICAL EQUIPMENT & DEVICES — 0.4%
1,265,379	Avantor Funding, Inc.(b)	SOFR1M + 2.250%	7.6800	11/06/27	1,266,170

	OIL & GAS PRODUCERS — 1.1%
3,910,000	Pilot Travel Centers, LLC(b)	SOFR1M + 2.000%	7.4300	08/06/28	3,908,182

	PUBLISHING & BROADCASTING — 0.4%
1,549,070	Nexstar Broadcasting, Inc.(b)	SOFR1M + 2.500%	7.9500	09/19/26	1,549,070

	REAL ESTATE INVESTMENT TRUSTS — 0.3%
964,286	Iron Mountain, Inc.(b)	SOFR1M + 1.750%	7.2000	01/02/26	966,386

	SOFTWARE — 1.2%
3,864,771	Open Text Corporation(b)	SOFR1M + 1.750%	7.1800	05/30/25	3,868,404

	TECHNOLOGY HARDWARE — 0.6%
2,238,750	Ciena Corporation(b)	SOFR1M + 2.500%	7.8100	01/12/30	2,246,675

	TOTAL TERM LOANS (Cost $33,099,741)				33,214,491

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 1.6%
6,000,000	United States Treasury Note (Cost $5,668,061)	3.5000	02/15/33	$ 5,507,344
Shares				Fair Value
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
2,335,233	First American Government Obligations Fund Class X, 5.26% (Cost $2,335,233)(e)			2,335,233

	TOTAL INVESTMENTS - 98.8% (Cost $356,961,320)			$ 342,826,579
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%			4,362,991
	NET ASSETS - 100.0%			$ 347,189,570

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR1M	CME Term SOFR. (Secured Overnight Financing Rate) 1 Month
SOFR3M	CME Term SOFR. (Secured Overnight Financing Rate) 3 Month
US0001M	ICE LIBOR USD 1 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2023 the total market value of 144A securities is $226,510,212 or 65.2% of net assets.
(b)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on September 30, 2023.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2023.